Debentures - Summary Of Details of Debentures (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2025 KRW (₩)	Dec. 31, 2024 KRW (₩)	Dec. 31, 2025 USD ($)
Disclosure Of Detailed Information About Debentures [Line Items]
Debentures	₩ 80,049,270	₩ 76,171,257	$ 55,414,676
Structured debentures
Disclosure Of Detailed Information About Debentures [Line Items]
Debentures	₩ 90,410	20,560
Structured debentures | Bottom of range
Disclosure Of Detailed Information About Debentures [Line Items]
Annual interest rate	3.45%		3.45%
Structured debentures | Top of range
Disclosure Of Detailed Information About Debentures [Line Items]
Annual interest rate	5.86%		5.86%
Subordinated fixed rate debentures
Disclosure Of Detailed Information About Debentures [Line Items]
Debentures	₩ 5,045,150	4,445,150
Subordinated fixed rate debentures | Bottom of range
Disclosure Of Detailed Information About Debentures [Line Items]
Annual interest rate	2.02%		2.02%
Subordinated fixed rate debentures | Top of range
Disclosure Of Detailed Information About Debentures [Line Items]
Annual interest rate	4.90%		4.90%
Fixed rate debentures
Disclosure Of Detailed Information About Debentures [Line Items]
Debentures	₩ 55,987,465	54,370,733
Fixed rate debentures | Bottom of range
Disclosure Of Detailed Information About Debentures [Line Items]
Annual interest rate	1.33%		1.33%
Fixed rate debentures | Top of range
Disclosure Of Detailed Information About Debentures [Line Items]
Annual interest rate	7.20%		7.20%
Floating rate debentures
Disclosure Of Detailed Information About Debentures [Line Items]
Debentures	₩ 2,380,000	1,250,000
Floating rate debentures | Bottom of range
Disclosure Of Detailed Information About Debentures [Line Items]
Annual interest rate	2.61%		2.61%
Floating rate debentures | Top of range
Disclosure Of Detailed Information About Debentures [Line Items]
Annual interest rate	5.79%		5.79%
Korean Won gross carrying amount
Disclosure Of Detailed Information About Debentures [Line Items]
Debentures	₩ 63,503,025	60,086,443
Fair value adjustments of fair value hedged debentures in Korean won
Disclosure Of Detailed Information About Debentures [Line Items]
Gains (losses) on the hedged items attributable to the hedged risk	(116,915)	(108,207)
Less: Discount on debentures in Korean won
Disclosure Of Detailed Information About Debentures [Line Items]
Discount On Debentures	(79,204)	(57,075)
Debentures in Korean won
Disclosure Of Detailed Information About Debentures [Line Items]
Debentures	63,306,906	59,921,161
Floating rate debentures
Disclosure Of Detailed Information About Debentures [Line Items]
Debentures	₩ 3,636,907	3,122,201
Floating rate debentures | Bottom of range
Disclosure Of Detailed Information About Debentures [Line Items]
Annual interest rate	2.26%		2.26%
Floating rate debentures | Top of range
Disclosure Of Detailed Information About Debentures [Line Items]
Annual interest rate	5.08%		5.08%
Fixed rate debentures
Disclosure Of Detailed Information About Debentures [Line Items]
Debentures	₩ 13,179,168	13,229,773
Fixed rate debentures | Bottom of range
Disclosure Of Detailed Information About Debentures [Line Items]
Annual interest rate	0.00%		0.00%
Fixed rate debentures | Top of range
Disclosure Of Detailed Information About Debentures [Line Items]
Annual interest rate	9.06%		9.06%
Foreign currencies gross carrying amount
Disclosure Of Detailed Information About Debentures [Line Items]
Debentures	₩ 16,816,075	16,351,974
Fair value adjustments of fair value hedged time deposits in foreign currencies
Disclosure Of Detailed Information About Debentures [Line Items]
Gains (losses) on the hedged items attributable to the hedged risk	(23,084)	(63,717)
Less: Discount on debentures in foreign currencies
Disclosure Of Detailed Information About Debentures [Line Items]
Discount On Debentures	(50,627)	(38,161)
Debentures in foreign currencies
Disclosure Of Detailed Information About Debentures [Line Items]
Debentures	₩ 16,742,364	₩ 16,250,096